Revenues (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Summary of revenues statements of comprehensive income
The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six-month period ended June 30, 2023	Six-month period ended June 30, 2024
Time charter revenues	4,714,985	4,890,224
Voyage charter revenues	—	18,148,252
Other income	140,111	580,729

Total	4,855,097	23,619,205